Fair Value Measurement - Schedule of Fair Value of the Company’s Level 3 Financial Instruments (Details) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement - Schedule of Fair Value of the Company’s Level 3 Financial Instruments (Details) [Line Items]
Fair value as of beginning balance		$ 2,235		$ 1,714	$ 1,714
Issuance of Convertible Notes				16	16	1,600
Accrued stated interest	$ 96	95	$ 49	48	194	92
Change in fair value included in other income and loss on change in the fair value of Tasly convertible debt	$ 57	$ 61	$ 15	$ (4)	311	22
Fair value as of Ending balance					$ 2,235	$ 1,714